UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09
                                               --------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Family Legacy, Inc.
            --------------------
Address:    104 Broadus Avenue
            --------------------
            Greenville, SC 29601
            --------------------

Form 13F File Number: 28-12069
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christopher A. Brown
            --------------------
Title:      COO/CCO
            --------------------
Phone:      864-233-0808
            --------------------

Signature, Place, and Date of Signing:

      /s/ Christopher A. Brown      Greenville, South Carolina       04/20/09
      ---------------------------   ---------------------------  --------------
               [Signature]                [City, State]               [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                            ------------------------------

Form 13F Information Table Entry Total:                  103
                                            ------------------------------

Form 13F Information Table Value Total:                56214
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

No. Form 13F File Number Name
        28-
    -----------------------------------------
    [Repeat as necessary.]

Family Legacy, Inc.
Form 13F Information Table
31-Mar-09

                                                             VALUE   SHARES/  SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
         --------------         --------------  -----      --------  -------  ---  ----  ----------  --------  ------ ------  ----
AFLAC INC                          COM          001055102        6      300   SH         Sole        N/A         300
AGILENT TECHNOLOGIES INC           COM          00846u101        1       38   SH         Sole        N/A          38
ALCOA INC                          COM          013817101      116    15855   SH         Sole        N/A       15855
ALLSTATE CORP                      COM          020002101      176     9205   SH         Sole        N/A        9205
AMERICAN EXPRESS CO                COM          025816109      167    12250   SH         Sole        N/A       12250
AMGEN INC                          COM          031162100     1262    25480   SH         Sole        N/A       25480
ANNALY CAP MGMT INC                COM          035710409      474    34165   SH         Sole        N/A       34165
APPLIED MATLS INC                  COM          038222105      213    19800   SH         Sole        N/A       19800
AT&T INC                           COM          00206R102     1240    49219   SH         Sole        N/A       49219
BB&T CORP                          COM          054937107       93     5510   SH         Sole        N/A        5510
BERKSHIRE HATHAWAY INC           DEL CL A       084670108      867       10   SH         Sole        N/A          10
BERKSHIRE HATHAWAY INC           DEL CL B       084670207       56       20   SH         Sole        N/A          20
CATERPILLAR INC DEL                COM          149123101      629    22495   SH         Sole        N/A       22495
CHESAPEAKE ENERGY CORP             COM          165167107       38     2200   SH         Sole        N/A        2200
CHEVRON CORP NEW                   COM          166764100     2708    40275   SH         Sole        N/A       40275
CHUBB CORP                         COM          171232101       13      300   SH         Sole        N/A         300
CISCO SYS INC                      COM          17275R102     1871   111588   SH         Sole        N/A      111588
CITADEL BROADCASTING CORP          COM          17285t106        0      249   SH         Sole        N/A         249
COCA COLA CO                       COM          191216100     2337    53174   SH         Sole        N/A       53174
COMCAST CORP NEW                   CL A         20030N101      168    12329   SH         Sole        N/A       12329
COMMUNITY HEALTH SYS INC NEWCO     COM          203668108       15      975   SH         Sole        N/A         975
CONAGRA FOODS INC                  COM          205887102      656    38865   SH         Sole        N/A       38865
CONOCOPHILLIPS                     COM          20825C104      385     9823   SH         Sole        N/A        9823
CVS CAREMARK CORPORATION           COM          126650100      155     5625   SH         Sole        N/A        5625
DARDEN RESTAURANTS INC             COM          237194105        9      250   SH         Sole        N/A         250
DEVELOPERS DIVERSIFIED RLTY CO     COM          251591103        9     4075   SH         Sole        N/A        4075
DIAMOND OFFSHORE DRILLING INC      COM          25271c102       69     1100   SH         Sole        N/A        1100
DISNEY WALT CO                     COM          254687106       45     2500   SH         Sole        N/A        2500
DU PONT E I DE NEMOURS & CO        COM          263534109      704    31507   SH         Sole        N/A       31507
DUKE ENERGY CORP NEW               COM          26441C105     2961   206762   SH         Sole        N/A      206762
DUKE REALTY CORP                   COM          264411505       22     3985   SH         Sole        N/A        3985
EATON CORP                         COM          278058102       29      800   SH         Sole        N/A         800
EBAY INC                           COM          278642103      248    19745   SH         Sole        N/A       19745
EMBARQ CORP                        COM          29078e105        1       15   SH         Sole        N/A          15
EXXON MOBIL CORP                   COM          30231G102     2884    42343   SH         Sole        N/A       42343
FAIRPOINT COMMUNICATIONS INC       COM          305560104        0      380   SH         Sole        N/A         380
FLUOR CORP NEW                     COM          343412102       19      548   SH         Sole        N/A         548
FORTUNE BRANDS INC                 COM          349631101        9      350   SH         Sole        N/A         350
FRONTIER COMMUNICATIONS CORP       COM          35906a108      542    75530   SH         Sole        N/A       75530
GALLAGHER ARTHUR J & CO            COM          363576109      757    44545   SH         Sole        N/A       44545
GENERAL ELECTRIC CO                COM          369604103     1451   143525   SH         Sole        N/A      143525
GLAXOSMITHKLINE PLC SPONSORED      ADR          37733W105      354    11391   SH         Sole        N/A       11391
HOME DEPOT INC                     COM          437076102      943    40025   SH         Sole        N/A       40025
INTEL CORP                         COM          458140100     1436    95525   SH         Sole        N/A       95525
INTERNATIONAL BUSINESS MACHS       COM          459200101      768     7930   SH         Sole        N/A        7930
INTL PAPER CO                      COM          460146103        8     1200   SH         Sole        N/A        1200
JDS UNIPHASE CORP                  COM          46612j507        4     1280   SH         Sole        N/A        1280
JOHNSON & JOHNSON                  COM          478160104     1368    26007   SH         Sole        N/A       26007
JPMORGAN CHASE & CO                COM          46625H100     1339    50395   SH         Sole        N/A       50395
JUNIPER NETWORKS INC               COM          48203R104        6      400   SH         Sole        N/A         400
KIMCO REALTY CORP                  COM          49446r109        8     1100   SH         Sole        N/A        1100
KINDER MORGAN ENERGY PARTNERS
  UT LTD PARTN                                  494550106      306     6552   SH         Sole        N/A        6552
KRAFT FOODS INC                    CL A         50075N104      120     5390   SH         Sole        N/A        5390
LOWES COS INC                      COM          548661107     1062    58175   SH         Sole        N/A       58175
MACK CALI RLTY CORP                COM          554489104      115     5790   SH         Sole        N/A        5790
MARSH & MCLENNAN COS INC           COM          571748102        3      150   SH         Sole        N/A         150
MCDONALDS CORP                     COM          580135101      315     5765   SH         Sole        N/A        5765
MEDCO HEALTH SOLUTIONS INC         COM          58405U102        5      132   SH         Sole        N/A         132
MEDICAL PPTYS TRUST INC            COM          58463j304      340    93115   SH         Sole        N/A       93115
MEDTRONIC INC                      COM          585055106      244     8285   SH         Sole        N/A        8285
MERCK & CO INC                     COM          589331107     1187    44369   SH         Sole        N/A       44369
MICROSOFT CORP                     COM          594918104     1911   104011   SH         Sole        N/A      104011
MONSANTO CO NEW                    COM          61166W101       11      137   SH         Sole        N/A         137
NATIONAL HEALTH INVS INC           COM          63633d104      232     8625   SH         Sole        N/A        8625
NORFOLK SOUTHERN CORP              COM          655844108        3      100   SH         Sole        N/A         100
NOVARTIS A G SPONSORED             ADR          66987V109        6      150   SH         Sole        N/A         150
ORACLE CORP                        COM          68389X105     1459    80754   SH         Sole        N/A       80754
PATRIOT COAL CORP                  COM          70336t104        2      580   SH         Sole        N/A         580
PAYCHEX INC                        COM          704326107       60     2330   SH         Sole        N/A        2330
PEABODY ENERGY CORP                COM          704549104      350    13985   SH         Sole        N/A       13985
PENN VA RESOURCES PARTNERS LP      COM          707884102       47     4145   SH         Sole        N/A        4145
PEPSICO INC                        COM          713448108      965    18740   SH         Sole        N/A       18740
PFIZER INC                         COM          717081103      681    50005   SH         Sole        N/A       50005
PIEDMONT NAT GAS INC               COM          720186105     1107    42763   SH         Sole        N/A       42763
PIMCO STRATEGIC GBL GOV FD INC     COM          72200x104      484    64525   SH         Sole        N/A       64525
PLUM CREEK TIMBER CO INC           COM          729251108     2294    78898   SH         Sole        N/A       78898
POTASH CORP SASK INC               COM          73755L107      163     2015   SH         Sole        N/A        2015
PROCTER & GAMBLE CO                COM          742718109      599    12714   SH         Sole        N/A       12714
PROGRESS ENERGY INC                COM          743263105      523    14415   SH         Sole        N/A       14415
SCHERING PLOUGH CORP               COM          806605101        3      130   SH         Sole        N/A         130
SCHLUMBERGER LTD                   COM          806857108      283     6975   SH         Sole        N/A        6975
SEALED AIR CORP NEW                COM          81211k100       31     2250   SH         Sole        N/A        2250
SIMON PPTY GROUP INC NEW PFD
  CONV I 6%                                     828806802      362    11400   SH         Sole        N/A       11400
SOUTHERN CO                        COM          842587107     2039    66595   SH         Sole        N/A       66595
SPECTRA ENERGY CORP                COM          847560109      146    10315   SH         Sole        N/A       10315
SPRINT NEXTEL CORP                 COM          852061100       11     3000   SH         Sole        N/A        3000
TARGET CORP                        COM          87612E106       50     1450   SH         Sole        N/A        1450
3M CO                              COM          88579Y101       10      200   SH         Sole        N/A         200
TIME WARNER CABLE INC              COM          88732J207       30     1190   SH         Sole        N/A    1190.205
TOTAL S A SPONSORED                ADR          89151E109       10      200   SH         Sole        N/A         200
TRAVELERS COMPANIES INC            COM          89417e109        1       24   SH         Sole        N/A          24
UNITED PARCEL SERVICE INC          CL B         911312106       12      250   SH         Sole        N/A         250
UNITEDHEALTH GROUP INC             COM          91324P102      213    10170   SH         Sole        N/A       10170
VERIGY LTD                         SHS          y93691106        1       72   SH         Sole        N/A          72
VERIZON COMMUNICATIONS INC         COM          92343V104      631    20909   SH         Sole        N/A       20909
VULCAN MATLS CO                    COM          929160109     4357    98372   SH         Sole        N/A       98372
WAL MART STORES INC                COM          931142103     1588    30485   SH         Sole        N/A       30485
WALGREEN CO                        COM          931422109      700    26980   SH         Sole        N/A       26980
WASTE MGMT INC DEL                 COM          94106l109      129     5030   SH         Sole        N/A        5030
WEINGARTEN RLTY INVS            SH BEN INT      948741103       30     3125   SH         Sole        N/A        3125
WELLS FARGO & CO NEW               COM          949746101      521    36605   SH         Sole        N/A       36605
WHOLE FOODS MKT INC                COM          966837106        5      300   SH         Sole        N/A         300
WINDSTREAM CORP                    COM          97381w104      603    74807   SH         Sole        N/A       74807
YAHOO INC                          COM          984332106      216    16900   SH         Sole        N/A       16900